Expense Example {- Fidelity Flex Government Money Market Fund} - 04.30 Fidelity Flex Government Money Market Fund PRO-08 - Fidelity Flex Government Money Market Fund - Fidelity Flex Government Money Market Fund
Jun. 29, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none